Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional Equity Funds, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Institutional Large-Cap Value Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2019

At a meeting held on October 29, 2019, the fund’s Board of Directors approved certain changes to the fund, as set out below, effective May 1, 2020. The summary prospectus and prospectus will be updated to reflect the changes on or about May 1, 2020.

The fund’s name will change to T. Rowe Price Large-Cap Value Fund and all of its outstanding shares will be designated as I Class shares. The name of the corporation of which the fund is a series will change from T. Rowe Price Institutional Equity Funds, Inc. to T. Rowe Price Equity Funds, Inc.

T. Rowe Price Institutional Large-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Institutional Large-Cap Value Fund

Supplement to Prospectus and Summary Prospectus Dated May 1, 2019

At a meeting held on October 29, 2019, the fund’s Board of Directors approved certain changes to the fund, as set out below, effective May 1, 2020. The summary prospectus and prospectus will be updated to reflect the changes on or about May 1, 2020.

The fund’s name will change to T. Rowe Price Large-Cap Value Fund and all of its outstanding shares will be designated as I Class shares. The name of the corporation of which the fund is a series will change from T. Rowe Price Institutional Equity Funds, Inc. to T. Rowe Price Equity Funds, Inc.